S000071635 [Member] Average Annual Total Returns	12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AC Asia ex Japan/India Linked Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	(3.47%)
MSCI India Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	8.15%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.71%
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.34%)	(1.79%)
Performance Inception Date		Jul. 30, 2021
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.63%)	(2.06%)
Performance Inception Date		Jul. 30, 2021
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.58%)	(2.06%)
Performance Inception Date		Jul. 30, 2021
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.18%)	(1.52%)
Performance Inception Date		Jul. 30, 2021
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.34%)	(1.81%)
Performance Inception Date		Jul. 30, 2021